Equity Method Investments	12 Months Ended
Aug. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
26.	EQUITY METHOD INVESTMENTS

The Group has a number of investments in joint ventures and other investments where its voting interests are in excess of 20 percent but not greater than 50 percent and for which there are no other indicators of control. Equity method investments as of August 31, 2017 and 2018 were as follows:

	As of August 31,
	2017	2018
	RMB	RMB
BOTO Academic English Co., Ltd.(“BOTO”)	—	1,504
Beijing Cloud Apply Co., Ltd(“BCAO”)		541
Sanli Foundation Educaiton Limited(“Sanli”)	—	268

Total	—	2,313

As of August 31, 2018, the equity method investments represent (i) 30% equity interest in BOTO through the acquisition of Can-achieve group and (ii) 46% equity interests in BCAO through the acquisition of Can-achieve group and (iii) 50% equity interest in Sanli through the acquisition of FGE group.